Principal accounting policies - Revenue recognition and cost of revenues - Disaggregation by pricing models (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal accounting policies
Net revenues	$ 169,080	$ 307,702	$ 254,745
Recognized over time
Principal accounting policies
Net revenues	73,665	88,013	61,117
Recognized over time | Sales agent
Principal accounting policies
Net revenues	2,549	4,195	5,834
Recognized over time | Cost-plus
Principal accounting policies
Net revenues	8,909	26,062	26,738
Recognized over time | SaaS Products and Services
Principal accounting policies
Net revenues	62,207	57,756	28,545
Recognized at point in time
Principal accounting policies
Net revenues	95,415	219,689	193,628
Recognized at point in time | SaaS Products and Services
Principal accounting policies
Net revenues	917	7,336	348
Recognized at point in time | Specified actions
Principal accounting policies
Net revenues	$ 94,498	$ 212,353	$ 193,280